PROSPECTUS SUPPLEMENT DATED MAY 18,2012
GOLDMAN SACHS TRUST
Goldman Sachs Single Sector Fixed Income Funds
Class A, Class C, Institutional and Class IR Shares of the
Goldman Emerging Markets Debt Fund
Goldman Local Emerging Markets Debt Fund
(the "Funds")
Supplement dated May 18, 2012 to the
Prospectus and Summary Prospectuses dated July 29, 2011, as supplemented
(the "Prospectuses")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following revisions reflect clarifications to each Fund's non-fundamental policy to invest at least 80% of its net assets in particular investments ("80% Policy"). Effective July 27, 2012, each Fund's 80% Policy will be revised to clarify how each Fund determines: (i) which countries qualify as emerging market countries; and (ii) whether an issuer of corporate debt is in an emerging market country. Each Fund's investment objective, other investment policies and strategies, fees and expenses, and portfolio management team will remain the same.

Accordingly, effective July 27, 2012, each Fund's Prospectuses are revised as follows:

Goldman Sachs Emerging Markets Debt Fund

The following replaces in their entirety the first four sentences under "Goldman Sachs Emerging Markets Debt Fund—Summary—Principal Strategy" in the Prospectus and "Principal Strategy" in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in sovereign and corporate debt securities and other instruments of issuers in emerging market countries. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt issuers include governments or any of their agencies, political subdivisions or instrumentalities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will evaluate the issuer's "country of risk."The issuer's "country of risk" is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. The Investment Adviser may also deem other issuers to be in an emerging market country if they are tied economically to an emerging market country.

Goldman Sachs Local Emerging Markets Debt Fund

The following replaces in their entirety the first six sentences under "Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy" in the Prospectus and "Principal Strategy" in the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) ("Net Assets") in (i) sovereign and corporate debt securities and other instruments of issuers in emerging markets countries, denominated in the local currency of such emerging markets countries, and/or (ii) currencies of such emerging markets countries, which may be represented by forwards or other derivatives that may have interest rate exposure. Emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging markets countries. The majority of these countries are likely to be located in Asia, South and Central America, the Middle East, Central and Eastern Europe, and Africa. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the currency of that country, and may also include nominal and real inflation-linked securities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will evaluate the issuer's "country of risk."The issuer's "country of risk" is defined by Bloomberg and is based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. The Investment Adviser may also deem other issuers to be in an emerging market country if they are tied economically to an emerging market country.

Currency investments, particularly longer-dated forward contracts, provide the Fund with economic exposure similar to investments in sovereign and corporate debt with respect to currency and interest rate exposure.